GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Sep. 30, 2012 Enterprise application services	Sep. 30, 2011 Enterprise application services	Sep. 30, 2011 Financial industry IT services	Sep. 30, 2012 Financial industry IT services	Sep. 30, 2011 Financial industry IT services
Gross amount:
Beginning balance			$ 49,684	$ 41,229
Goodwill arising from acquisitions			1,558	6,513
Exchange differences			130	1,942
Ending balance		49,684	51,372	49,684
Accumulated goodwill impairment loss:
Beginning balance			(21,686)
Additional loss on impairment		0	(29,597)	(21,457)	(22,020)		(21,457)	(7,577)
Exchange differences			(89)	(229)
Ending balance		(21,686)	(51,372)	(21,686)
Goodwill, net		$ 27,998		$ 27,998
Goodwill for impairment
Number of reporting units			2
Number of significant competitors announced to merge	2
Discount rate (as a percent)					20.00%	20.00%		22.00%	21.00%
Terminal value growth rate (as a percent)					3.00%	3.00%		3.00%	3.00%